Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001318342
Document Creation Date	Feb. 27, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
EuroPac International Value Fund | Class A
Prospectus:
Trading Symbol	EPIVX
EuroPac International Value Fund | Class I
Prospectus:
Trading Symbol	EPVIX
EuroPac International Bond Fund | Class A
Prospectus:
Trading Symbol	EPIBX
EuroPac International Bond Fund | Class I
Prospectus:
Trading Symbol	EPBIX
EuroPac International Dividend Income Fund | Class A Shares
Prospectus:
Trading Symbol	EPDPX
EuroPac International Dividend Income Fund | Class I Shares
Prospectus:
Trading Symbol	EPDIX
EP Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	EPASX
EP Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	EPEIX
EuroPac Gold Fund | Class A
Prospectus:
Trading Symbol	EPGFX
EuroPac Gold Fund | Class I
Prospectus:
Trading Symbol	EPGIX